Fees Summary	Jul. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,218,930,000.00
Previously Paid Amount	0.00
Total Fee Amount	186,618.18
Total Offset Amount	94,885.27
Net Fee	$ 91,732.91